Jan. 06, 2025
Simplify Currency Strategy ETF
FUND SUMMARY – SIMPLIFY CURRENCY STRATEGY ETF
Investment Objective: The Simplify Currency Strategy ETF (the “Fund” or “FOXY”) seeks capital gains.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify Currency Strategy ETF Simplify Currency Strategy ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	0.75%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Simplify Currency Strategy ETF | Simplify Currency Strategy ETF | USD ($)	77	240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”). The adviser seeks to fulfil the Fund’s investment objective by investing primarily in foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts that provide exposure comparable to buying or selling the foreign currencies directly. The adviser employs one strategy for G-10 currencies and a different one for emerging market currencies.

The Fund’s currency investments will represent one or more “G-10” currencies, which include the Australian Dollar (AUD), Canadian Dollar (CAD), Euro (EUR), Japanese Yen (JPY), New Zealand Dollar (NZD), Norwegian Krone (NOK), British Pound (GBP), Swedish Krona (SEK), Swiss Franc (CHF), and U.S. Dollar (USD), as well as currencies of emerging market countries outside of the G-10. The Fund defines an emerging market country as any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

G-10 Currency Strategy

The Fund will generally enter into foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts in G-10 currencies, either long or short, based on the adviser’s determination of which currencies it believes will outperform or underperform the U.S. Dollar, based on its proprietary forecast. The Fund will invest in long positions for G-10 currencies that are expected to appreciate relative to the U.S. dollar, and short positions for G-10 currencies that are expected to depreciate against the U.S. dollar.

Emerging Markets Currency Strategy

The Fund also enters into foreign currency forward contracts, foreign currency forward swaps, and foreign currency futures contracts for exposure to emerging market countries’ currencies, either long or short. The adviser implements what is commonly referred to as a carry strategy for emerging market currencies. The adviser takes a long position in currencies with the highest interest rates while taking short positions in currencies with the lowest interest rates. Conceptually, this is economically similar borrowing in a low-interest rate currency and investing the borrowed amount into another higher-interest rate currency. Leverage has the effect of increasing the Fund’s volatility as well as the potential for gains and losses.

The Fund invests in both physical delivery and USD cash-settled currency forward contracts. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The Fund is required to post collateral to assure its performance to the currency instrument counterparties. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; (iii) fixed income ETFs; and/or (iv) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default. The Fund anticipates the majority of the Fund’s assets will be pledged as Collateral and the remainder of the portfolio will also be composed of Collateral. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide economic exposure to currencies.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Simplify Currency Strategy ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Currency Strategy ETF | Foreign Currency Risk [Member]

Foreign Currency Risk. The Fund holds investments that provide exposure to non-U.S. currency exchange rates. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify Currency Strategy ETF | Forward Contracts Risk [Member]

Forward Contracts Risk. A decision as to whether, when, and how to use forward contracts involves the exercise of skill and judgment and even a well-conceived forward contract transaction may be unsuccessful because of market behaviour or unexpected events. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (i) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (ii) losses caused by unanticipated market movements, which are potentially unlimited; (iii) incorrect predictions of the direction of currency exchange rates and other economic factors; (iv) the possibility that the counterparty will default in the performance of its obligations; and (v) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Simplify Currency Strategy ETF | Swap Risk [Member]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the currencies they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in swaps will tend to magnify the Fund’s losses.

Simplify Currency Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Simplify Currency Strategy ETF | Futures Risk [Member]

Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying currency.

Simplify Currency Strategy ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund may invest in derivative contracts with counterparties domiciled in countries outside the U.S. that may experience more rapid and extreme changes in ability to meet contractual obligations. These counterparties may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. markets.

Simplify Currency Strategy ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging market currencies subjects the Fund not only the risks described above with respect to investing with foreign counterparties, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for derivative contracts in emerging market currencies typically is smaller, which may result in a lack of liquidity and price volatility.

Simplify Currency Strategy ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify Currency Strategy ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify Currency Strategy ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Currency Strategy ETF | E T F Structure Risk [Member]

ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Currency Strategy ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund, such as through the use of forward contracts, may cause the Fund to incur additional expenses and will magnify the Fund’s gains or losses.
Simplify Currency Strategy ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Simplify Currency Strategy ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers and counterparties in a different country, region or financial market. The Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Currency Strategy ETF | Non Diversified Fund Risk [Member]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Simplify Currency Strategy ETF | U S Treasury And Agency Market Risk [Member]

U.S. Treasury and Agency Market Risk. The U.S. Treasury and agency market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury and agency obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury and agency obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury and agency obligations to decline.

Simplify Currency Strategy ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.